Cash and cash equivalents	12 Months Ended
Dec. 31, 2016
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2015 and 2016 primarily consist of the following currencies:

	December 31, 2015		December 31, 2016
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	450,802	450,802	1,536,947	1,536,947
US$	73,632	478,132	6,171	42,796
Total		928,934		1,579,743